Share-Based Compensation (Details) - Schedule of valuation of the grants awarded under the ESPP - 7 months ended Sep. 30, 2021		USD ($)	SFr / shares
Schedule of valuation of the grants awarded under the ESPP [Abstract]
Grant dates		7/27/2021 & 9/9/2021
Estimated fair value of Common Shares on the grant date (USD) | $	[1]	$ 49
Purchase price (CHF) | SFr / shares			SFr 0.1

[1]	The Company estimated the fair value of the Common Shares with reference to the market-based transaction with the other Series A Preferred Shares Investors (refer Note 9).